Investments Accounted for Using the Equity Method - Summary of Movements of Investments Accounted for using the Equity Method (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of significant investments in associates and joint ventures [line items]
At the beginning of the financial year	$ 1,620	$ 1,420
(Loss)/profit from equity accounted investments, related impairments and expenses	(2,656)
Investment in equity accounted investments	63
Dividends received from equity accounted investments	(397)
Other	3,032
At the end of the financial year	1,662	1,620
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
(Loss)/profit from equity accounted investments, related impairments and expenses	(3,032)
Other	3,032
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
At the beginning of the financial year	1,620
(Loss)/profit from equity accounted investments, related impairments and expenses	376
Investment in equity accounted investments	63
Dividends received from equity accounted investments	(397)
At the end of the financial year	$ 1,662	$ 1,620